Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business and Organization
Business and Organization

(1)  Business and Organization

Antero Midstream Partners LP (the “Partnership”) is a growth-oriented limited partnership formed by Antero Resources Corporation (“Antero”) to own, operate and develop midstream assets to service Antero’s natural gas and oil and condensate production.  On November 10, 2014, the Partnership completed its initial public offering (the “IPO”) of 46,000,000 common units representing limited partnership interests at a price of $25.00 per common unit.  The Partnership was originally formed as Antero Resources Midstream LLC and converted to a limited partnership in connection with the completion of the IPO.  At the closing of the IPO, Antero contributed substantially all of its high and low pressure gathering and compression assets to Antero Midstream LLC (“Midstream Operating”), and the equity interests of Midstream Operating were contributed to the Partnership.

On September 23, 2015, the Partnership and Antero Treatment entered into the Contribution Agreement with Antero. Pursuant to the terms of the Contribution Agreement, Antero agreed to contribute (i) all of the outstanding limited liability company interests of Antero Water LLC to the Partnership and (ii) all of the assets, contracts, rights, permits and properties owned or leased by Antero and used primarily in connection with the construction, ownership, operation, use or maintenance of Antero’s advanced wastewater treatment complex to be constructed in Doddridge County, West Virginia, to Antero Treatment. In consideration for the contribution of the Contributed Assets, the Partnership (i) paid Antero a cash distribution equal to $552.5 million, less $171 million of assumed debt, (ii) issued 10,988,421 common units representing limited partner interests in the Partnership to Antero and distributed proceeds of approximately $241 million from a private placement of common units to the Partnership and (iii) has agreed to pay Antero (a) $125 million in cash if Antero purchases 176,295,000 barrels or more of fresh water from the Partnership during the period between January 1, 2017 and December 31, 2019 and (b) an additional $125 million in cash if Antero purchases 219,200,000 barrels or more of fresh water from the Partnership during the period between January 1, 2018 and December 31, 2020.

Our condensed combined consolidated financial statements as of December 31, 2014 and June 30, 2015 include the accounts of the Partnership, Midstream Operating, and Antero Water. The Partnership’s condensed combined consolidated financial statements have been retrospectively recast for all periods presented to include the historical results of Antero Water, which was contributed to the Partnership on September 23, 2015, because the transaction was between entities under common control.

Our gathering and compression assets consist of 8‑, 12‑, 16‑, and 20‑inch high and low pressure gathering pipelines and compressor stations that collect natural gas and oil and condensate from Antero’s wells in the Marcellus Shale in West Virginia and the Utica Shale in Ohio. Our assets also include two independent fresh water distribution systems that deliver water used by Antero for hydraulic fracturing activities in Antero’s operating areas. The fresh water distribution systems consist of permanent buried pipelines, surface pipelines and fresh water storage facilitates, as well as pumping stations and impoundments to transport the fresh water throughout the pipeline system.

We have agreements with Antero pursuant to which we will provide gathering and compression services and certain fluid handling services to Antero for a 20-year period and a secondment agreement whereby Antero provides seconded employees to perform certain operational services to us for a 20-year period. Additionally, we have a services agreement whereby Antero provides certain administrative services to us for a 20-year period.

We have a right to participate for up to a 15% non‑operating equity interest in an unnamed 50‑mile regional gathering pipeline extension (the “Regional Gathering System”) that will expire six months following the date on which the Regional Gathering System is placed into service. In addition, we have entered into a right‑of‑first‑offer agreement with Antero to allow for us to provide Antero with gas processing or NGLs fractionation, transportation or marketing services in the future.

(1)  Business and Organization

The Partnership is a growth-oriented limited partnership formed by Antero Resources Corporation (“Antero”) to own, operate and develop midstream assets to service Antero’s natural gas and oil and condensate production.  On November 10, 2014, the Partnership completed its initial public offering (the “IPO”) of 46,000,000 common units representing limited partnership interests at a price of $25.00 per common unit.  The Partnership was originally formed as Antero Resources Midstream LLC and converted to a limited partnership in connection with the completion of the IPO.  At the closing of the IPO, Antero contributed substantially all of its high and low pressure gathering and compression assets to Antero Midstream LLC (“Midstream Operating”), and the equity interests of Midstream Operating were contributed to the Partnership.

At December 31, 2014, the public owned 46,000,000 common units, representing a 30.3% limited partner interest in the Partnership. Antero and its affiliates owned the remaining 29,940,957 common units and all 75,940,957 subordinated units, representing an aggregate 69.7% of the limited partner interest in the Partnership.

Net proceeds received by the Partnership from the IPO were approximately $1.1 billion, after deducting underwriting discounts, structuring fees and expenses.  The Partnership used $843 million to repay indebtedness assumed from Antero, to reimburse Antero for certain capital expenditures incurred, and to redeem 6,000,000 common units held by Antero. The Partnership retained $250 million of the net proceeds for general partnership purposes.

On September 23, 2015, the Partnership and Antero Treatment entered into the Contribution Agreement with Antero. Pursuant to the terms of the Contribution Agreement, Antero agreed to contribute (i) all of the outstanding limited liability company interests of Antero Water LLC to the Partnership and (ii) all of the assets, contracts, rights, permits and properties owned or leased by Antero and used primarily in connection with the construction, ownership, operation, use or maintenance of Antero’s advanced wastewater treatment complex to be constructed in Doddridge County, West Virginia, to Antero Treatment. In consideration for the contribution of the Contributed Assets, the Partnership (i) paid Antero a cash distribution equal to $552.5 million, less $171 million of assumed debt, (ii) issued 10,988,421 common units representing limited partner interests in the Partnership to Antero and distributed proceeds of approximately $241 million from a private placement of common units to the Partnership and (iii) has agreed to pay Antero (a) $125 million in cash if Antero purchases 176,295,000 barrels or more of fresh water from the Partnership during the period between January 1, 2017 and December 31, 2019 and (b) an additional $125 million in cash if Antero purchases 219,200,000 barrels or more of fresh water from the Partnership during the period between January 1, 2018 and December 31, 2020.

Our combined consolidated financial statements as of December 31, 2014 include the accounts of the Partnership and Midstream Operating. The Partnership’s combined consolidated financial statements have been retrospectively recast for all periods presented to include the historical results of Antero Water, which was contributed to the Partnership on September 23, 2015, because the transaction was between entities under common control. Antero Water parent net investment is allocated entirely to the General Partner.

Our gathering and compression assets consist of 8‑, 12‑, 16‑, and 20‑inch high and low pressure gathering pipelines and compressor stations that collect natural gas and oil and condensate from Antero’s wells in the Marcellus Shale in West Virginia and the Utica Shale in Ohio. Our water handling assets include two independent fresh water distribution systems that deliver water used by Antero for hydraulic fracturing activities in Antero’s operating areas. The water handling systems consist of permanent buried pipelines, surface pipelines and fresh water storage facilitates, as well as pumping stations and impoundments to transport the fresh water throughout the pipeline system.

We have agreements with Antero pursuant to which we will provide gathering and compression services and certain fluid handling services to Antero for a 20-year period and a secondment agreement whereby Antero provides seconded employees to perform certain operational services to us for a 20-year period. Additionally, we have a services agreement whereby Antero provides certain administrative services to us for a 20-year period.

We have a right to participate for up to a 15% non‑operating equity interest in an unnamed 50‑mile regional gathering pipeline extension (the “Regional Gathering System”) that will expire six months following the date on which the Regional Gathering System is placed into service. In addition, we have entered into a right‑of‑first‑offer agreement with Antero to allow for us to provide Antero with gas processing or NGLs fractionation, transportation or marketing services in the future